Offerings - Offering: 1	Mar. 07, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Amount Registered	1,500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650
Offering Note
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Table” in the Company’s Registration Statement on Form
S-3
(File
No. 333-269879)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.